Summary of significant accounting policies - Research and Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capitalized costs during the period	$ 0	$ 0